As filed with the Securities and Exchange Commission on December 1, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04255

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(Exact Name of the Registrant as Specified in Charter)
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer
Neuberger Berman Advisers Management Trust
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: December 31, 2009

Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

SEPTEMBER 30, 2009 Schedule of Investments Balanced Portfolio (UNAUDITED)

NUMBER OF SHARES		VALUE($)†

Common Stocks (52.5%)

Aerospace & Defense (0.7%)
1,150	Precision Castparts	117,151

Air Freight & Logistics (1.4%)
2,500	C.H. Robinson Worldwide	144,375
2,100	Expeditors International	73,815
		218,190
Biotechnology (1.6%)
1,300	Alexion Pharmaceuticals	57,902	*
1,100	Dendreon Corp.	30,789	*
2,250	Human Genome Sciences	42,345	*
800	United Therapeutics	39,192	*
2,300	Vertex Pharmaceuticals	87,170	*
		257,398
Capital Markets (2.5%)
1,300	Affiliated Managers Group	84,513	*
4,000	Invesco Ltd.	91,040
3,900	Lazard Ltd.	161,109	ØØ
1,250	Northern Trust	72,700
		409,362
Chemicals (1.8%)
3,100	Airgas, Inc.	149,947	ØØ
3,100	Ecolab Inc.	143,313	ØØ
		293,260
Commercial Banks (0.2%)
1,250	Signature Bank	36,250	*

Commercial Services & Supplies (0.9%)
3,000	Stericycle, Inc.	145,350	*ØØ

Communications Equipment (0.9%)
5,200	Brocade Communications	40,872	*
3,700	Juniper Networks	99,974	*
		140,846
Computers & Peripherals (0.7%)
1,900	NetApp, Inc.	50,692	*
1,550	Western Digital	56,622	*
		107,314
Construction & Engineering (0.6%)
2,050	Jacobs Engineering Group	94,198	*

Diversified Consumer Services (1.2%)
1,650	DeVry, Inc.	91,278
500	Strayer Education	108,840
		200,118

See Notes to Schedule of Investments

SEPTEMBER 30, 2009

Schedule of Investments Balanced Portfolio cont'd
(UNAUDITED)

NUMBER OF SHARES		VALUE($)†

Diversified Financial Services (1.1%)
800	IntercontinentalExchange Inc.	77,752	*
3,250	MSCI Inc.	96,265	*
		174,017
Electrical Equipment (1.0%)
3,000	AMETEK, Inc.	104,730
1,200	Roper Industries	61,176
		165,906
Electronic Equipment, Instruments & Components (2.0%)
1,750	Amphenol Corp.	65,940
3,000	Dolby Laboratories	114,570	*
3,000	National Instruments	82,890
2,700	Trimble Navigation	64,557	*
		327,957
Energy Equipment & Services (1.4%)
1,800	CARBO Ceramics	92,790
850	Core Laboratories N.V.	87,626
700	Oceaneering International	39,725	*
		220,141
Food & Staples Retailing (1.2%)
2,000	BJ's Wholesale Club	72,440	*
3,000	Shoppers Drug Mart	123,121
		195,561
Health Care Equipment & Supplies (1.4%)
900	C.R. Bard	70,749
1,000	Edwards Lifesciences	69,910	*
1,250	NuVasive, Inc.	52,200	*
900	ResMed Inc.	40,680	*
		233,539
Health Care Providers & Services (1.9%)
1,400	Express Scripts	108,612	*
1,300	HMS Holdings	49,699	*
1,250	PSS World Medical	27,287	*
4,300	VCA Antech	115,627	*
		301,225
Health Care Technology (0.6%)
3,000	Allscripts Healthcare Solutions	60,810
1,400	MedAssets Inc.	31,598	*
		92,408
Hotels, Restaurants & Leisure (2.5%)
1,500	International Game Technology	32,220
1,200	Las Vegas Sands	20,208	*
1,414	Marriott International	39,012
3,850	Penn National Gaming	106,491	*
1,000	Royal Caribbean Cruises	24,080	*
4,000	WMS Industries	178,240	*ØØ
		400,251
Household Products (0.5%)
1,400	Church & Dwight	79,436

Internet & Catalog Retail (0.4%)
400	Priceline.com Inc.	66,328	*

Internet Software & Services (1.4%)
1,100	Equinix, Inc.	101,200	*
2,600	VistaPrint NV	131,950	*
		233,150
IT Services (0.6%)
2,500	Cognizant Technology Solutions	96,650	*

See Notes to Schedule of Investments

SEPTEMBER 30, 2009

Schedule of Investments Balanced Portfolio cont'd
(UNAUDITED)

NUMBER OF SHARES		VALUE($)†

Life Science Tools & Services (0.7%)
2,600	Illumina, Inc.	110,500	*

Machinery (0.9%)
1,400	Danaher Corp.	94,248	ØØ
600	Flowserve Corp.	59,124
		153,372
Media (0.4%)
1,750	DreamWorks Animation SKG	62,248	*

Metals & Mining (0.3%)
1,500	Cliffs Natural Resources	48,540

Multiline Retail (1.3%)
1,300	Dollar Tree	63,284	*
1,300	Kohl's Corp.	74,165	*
2,600	Nordstrom, Inc.	79,404
		216,853
Oil, Gas & Consumable Fuels (3.0%)
800	Alpha Natural Resources	28,080	*
1,100	Cabot Oil & Gas	39,325
3,900	Concho Resources	141,648	*
2,400	Range Resources	118,464
3,700	Southwestern Energy	157,916	*ØØ
		485,433
Personal Products (0.8%)
1,500	Avon Products	50,940
1,700	Mead Johnson Nutrition	76,687
		127,627
Pharmaceuticals (0.4%)
3,750	Mylan Laboratories	60,038	*

Professional Services (0.9%)
1,100	CoStar Group	45,342	*
2,100	IHS Inc.	107,373	*
		152,715
Road & Rail (0.6%)
3,000	J.B. Hunt Transport Services	96,390

Semiconductors & Semiconductor Equipment (3.2%)
2,700	Analog Devices	74,466
3,000	Avago Technologies	51,210	*
1,500	Lam Research	51,240	*
4,900	Marvell Technology Group	79,331	*
4,000	Microchip Technology	106,000
2,200	Silicon Laboratories	101,992	*
1,800	Varian Semiconductor Equipment	59,112	*
		523,351
Software (3.4%)
9,100	Activision Blizzard	112,749	*
3,500	ANSYS, Inc.	131,145	*
1,200	Citrix Systems	47,076	*
1,000	Electronic Arts	19,050	*
1,150	McAfee Inc.	50,358	*
1,350	MICROS Systems	40,756	*
2,000	Rovi Corp.	67,200	*
450	Salesforce.com, Inc.	25,619	*
1,500	Sybase, Inc.	58,350	*
		552,303
Specialty Retail (4.3%)
2,600	Bed Bath & Beyond	97,604	*
2,700	CarMax, Inc.	56,430	*
2,100	Gap Inc.	44,940
1,000	O' Reilly Automotive	36,140	*
3,100	Ross Stores	148,087
2,300	TJX Cos.	85,445
5,500	Urban Outfitters	165,935	*
2,600	Williams-Sonoma	52,598
		687,179

See Notes to Schedule of Investments

SEPTEMBER 30, 2009

Schedule of Investments Balanced Portfolio cont'd
(UNAUDITED)

NUMBER OF SHARES	VALUE($)†

Textiles, Apparel & Luxury Goods (0.2%)
950	Coach, Inc.	31,274

Trading Companies & Distributors (1.0%)
2,500	Fastenal Co.	96,750
700	W.W. Grainger	62,552
		159,302
Wireless Telecommunication Services (2.6%)
3,500	American Tower	127,400	*
1,800	Millicom International Cellular	130,932	*
5,900	SBA Communications	159,477	*
		417,809
Total Common Stocks (Cost $6,709,014)		8,490,940

See Notes to Schedule of Investments

SEPTEMBER 30, 2009

Schedule of Investments Balanced Portfolio
(UNAUDITED)

PRINCIPAL AMOUNT($)		VALUE($)†

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (23.5%)
3,000,000	U.S. Treasury Notes, 4.75%, due 3/31/11	3,183,434
500,000	U.S. Treasury Notes, 1.38%, due 4/15/12	502,187
110,000	U.S. Treasury Notes, 3.88%, due 10/31/12	118,104
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $3,793,554)	3,803,725

Mortgage-Backed Securities (12.7%)

Adjustable Alt-B Mixed Balance (0.4%)
117,069	Lehman XS Trust, Floating Rate, Ser. 2005-1, Class 2A1, 1.75%, due 10/1/09	64,223	µ

Adjustable Conforming Balance (0.9%)
256,830	Adjustable Rate Mortgage Trust, Ser. 2005-10, Class 4A1, 5.37%, due 10/1/09	145,203	µ

Adjustable Jumbo Balance (0.5%)
108,632	Banc of America Funding Corp., Ser. 2005-F, Class 4A1, 5.32%, due 10/1/09	78,459	µ

Adjustable Mixed Balance (7.1%)
186,623	Banc of America Funding Corp., Ser. 2006-A, Class 3A2, 5.81%, due 10/1/09	97,199	µ
396,945	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB3, Class 1A1A, 4.44%, due 10/1/09	190,249	µ
266,238	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 3.58%, due 10/1/09	225,744	µ
262,616	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 5.45%, due 10/1/09	227,773	µ
249,740	GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1, Class 1A1, 5.56%, due 10/1/09	180,532	µ
15,521	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.39%, due 10/1/09	7,206	µ
484,832	IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR3, Class 2A1A, 5.99%, due 10/1/09	219,539	µØØ
		1,148,242
Mortgage-Backed Non-Agency (1.0%)
120,738	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	114,965	ñØØ
54,201	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	45,315	ñ
		160,280
Fannie Mae (0.8%)
126,991	Whole Loan, Ser. 2004-W8, Class PT, 10.42%, due 10/1/09	138,169	µØØ

Freddie Mac (2.0%)
170,460	Pass-Through Certificates, 8.00%, due 11/1/26	193,169	ØØ
116,842	Pass-Through Certificates, 8.50%, due 10/1/30	133,661	ØØ
		326,830
	Total Mortgage-Backed Securities (Cost $2,989,225)	2,061,406

Corporate Debt Securities (1.4%)

Diversified Financial Services (0.8%)
125,000	Morgan Stanley, Senior Unsecured Notes, 6.75%, due 4/15/11	133,284

Pharmaceuticals (0.6%)
90,000	Pfizer, Inc., Senior Unsecured Notes, 4.45%, due 3/15/12	95,600

	Total Corporate Debt Securities (Cost $228,667)	228,884

Asset-Backed Securities (2.3%)
250,000	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-ASP5, Class A2B, 0.38%, due 10/26/09	109,328	µØØ

PRINCIPAL AMOUNT($)		VALUE($)†

100,000	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-OP1, Class A2C, 0.40%, due 10/26/09	56,464	µØØ
200,000	Carrington Mortgage Loan Trust, Ser. 2007-FRE1, Class A3, 0.51%, due 10/26/09	62,998	µØØ
73,538	Impac Secured Assets Corp., Ser. 2006-3, Class A4, 0.34%, due 10/26/09	31,338	µ
148,245	Residential Asset Mortgage Products, Inc., Ser. 2006-RS1, Class AI2, 0.48%, due 10/26/09	83,350	µØØ
75,000	Securitized Asset Backed Receivables LLC Trust, Ser. 2006-WM4, Class A2C, 0.41%, due 10/26/09	27,627	µ

	Total Asset-Backed Securities (Cost $831,634)	371,105

NUMBER OF SHARES

Short-Term Investments (8.3%)
1,171	Neuberger Berman Securities Lending Quality Fund, LLC	1,182	‡
1,343,942	State Street Institutional Liquid Reserves Fund Institutional Class	1,343,942
	Total Short-Term Investments (Cost $1,345,124)	1,345,124
	Total Investments (100.7%) (Cost $15,897,218)	16,301,184	##
	Liabilities, less cash, receivables and other assets [(0.7%)]	(125,692)	¢¢
	Total Net Assets (100.0%)	$16,175,492

See Notes to Schedule of Investments

SEPTEMBER 30, 2009

Schedule of Investments Growth Portfolio
(UNAUDITED)

NUMBER OF SHARES		VALUE($)†

Common Stocks (101.2%)

Aerospace & Defense (1.8%)
1,000	Precision Castparts	101,870
500	Rockwell Collins	25,400
		127,270
Air Freight & Logistics (2.3%)
2,000	C.H. Robinson Worldwide	115,500
1,500	Expeditors International	52,725
		168,225
Biotechnology (4.0%)
1,200	Alexion Pharmaceuticals	53,448	*
1,000	Dendreon Corp.	27,990	*
2,000	Human Genome Sciences	37,640	*
2,800	Talecris Biotherapeutics	53,200
800	United Therapeutics	39,192	*
2,000	Vertex Pharmaceuticals	75,800	*
		287,270
Capital Markets (3.9%)
1,100	Affiliated Managers Group	71,511	*
3,000	Invesco Ltd.	68,280
3,400	Lazard Ltd.	140,454
		280,245
Chemicals (3.1%)
2,800	Airgas, Inc.	135,436
1,900	Ecolab Inc.	87,837
		223,273
Commercial Services & Supplies (1.7%)
2,500	Stericycle, Inc.	121,125	*

Communications Equipment (1.7%)
4,700	Brocade Communications	36,942	*
3,200	Juniper Networks	86,464	*
		123,406
Computers & Peripherals (1.3%)
1,500	NetApp, Inc.	40,020	*
1,500	Western Digital	54,795	*
		94,815
Construction & Engineering (1.1%)
1,700	Jacobs Engineering Group	78,115	*

Diversified Consumer Services (2.3%)
1,400	DeVry, Inc.	77,448
400	Strayer Education	87,072
		164,520
Diversified Financial Services (2.2%)
700	IntercontinentalExchange Inc.	68,033	*
3,000	MSCI Inc.	88,860	*
		156,893
Electrical Equipment (2.0%)
2,500	AMETEK, Inc.	87,275
1,100	Roper Industries	56,078
		143,353

See Notes to Schedule of Investments

SEPTEMBER 30, 2009

Schedule of Investments Growth Portfolio cont’d
(UNAUDITED)

NUMBER OF SHARES		VALUE($)†

Electronic Equipment, Instruments & Components (4.1%)
1,650	Amphenol Corp.	62,172
2,700	Dolby Laboratories	103,113	*
2,500	National Instruments	69,075
2,500	Trimble Navigation	59,775	*
		294,135
Energy Equipment & Services (2.7%)
1,600	CARBO Ceramics	82,480
750	Core Laboratories N.V.	77,317
600	Oceaneering International	34,050	*
		193,847
Food & Staples Retailing (2.4%)
1,750	BJ’s Wholesale Club	63,385	*
2,600	Shoppers Drug Mart	106,705
		170,090
Health Care Equipment & Services (0.4%)
1,250	PSS World Medical	27,288	*

Health Care Equipment & Supplies (3.0%)
800	C.R. Bard	62,888
800	Edwards Lifesciences	55,928	*
1,500	NuVasive, Inc.	62,640	*
800	ResMed Inc.	36,160	*
		217,616
Health Care Providers & Services (3.7%)
1,500	Express Scripts	116,370	*
1,100	HMS Holdings	42,053	*
4,100	VCA Antech	110,249	*
		268,672
Health Care Technology (1.1%)
2,500	Allscripts Healthcare Solutions	50,675
1,300	MedAssets Inc.	29,341	*
		80,016
Hotels, Restaurants & Leisure (5.1%)
1,700	International Game Technology	36,516
1,000	Las Vegas Sands	16,840	*È
1,367	Marriott International	37,715
3,300	Penn National Gaming	91,278	*
1,200	Royal Caribbean Cruises	28,896
3,500	WMS Industries	155,960	*
		367,205
Household Products (0.9%)
1,200	Church & Dwight	68,088

Internet & Catalog Retail (0.7%)
300	Priceline.com Inc.	49,746	*

Internet Software & Services (2.8%)
900	Equinix, Inc.	82,800	*
2,400	VistaPrint NV	121,800	*È
		204,600
IT Services (1.1%)
2,000	Cognizant Technology Solutions	77,320	*

See Notes to Schedule of Investments

SEPTEMBER 30, 2009

Schedule of Investments Growth Portfolio cont’d
(UNAUDITED)

NUMBER OF SHARES		VALUE($)†

Life Science Tools & Services (1.2%)
2,100	Illumina, Inc.	89,250	*

Machinery (1.9%)
1,300	Danaher Corp.	87,516
500	Flowserve Corp.	49,270
		136,786
Media (0.9%)
1,400	DreamWorks Animation SKG	49,798	*
500	Scripps Networks Interactive	18,475
		68,273
Metals & Mining (0.5%)
1,200	Cliffs Natural Resources	38,832

Multiline Retail (2.8%)
1,500	Dollar Tree	73,020	*
1,100	Kohl’s Corp.	62,755	*
2,200	Nordstrom, Inc.	67,188
		202,963
Oil, Gas & Consumable Fuels (5.4%)
700	Alpha Natural Resources	24,570	*
1,000	Cabot Oil & Gas	35,750
3,400	Concho Resources	123,488	*
2,100	Range Resources	103,656
2,300	Southwestern Energy	98,164	*
		385,628
Personal Products (1.5%)
1,200	Avon Products	40,752
1,500	Mead Johnson Nutrition	67,665
		108,417
Pharmaceuticals (0.7%)
3,250	Mylan Laboratories	52,033	*È

Professional Services (2.0%)
1,000	CoStar Group	41,220	*
2,000	HIS Inc.	102,260	*
		143,480
Road & Rail (1.1%)
2,400	J.B. Hunt Transport Services	77,112

Semiconductors & Semiconductor Equipment (6.3%)
2,500	Analog Devices	68,950
2,500	Avago Technologies	42,675	*
1,300	Lam Research	44,408	*
4,100	Marvell Technology Group	66,379	*
3,500	Microchip Technology	92,750
1,800	Silicon Laboratories	83,448	*
1,700	Varian Semiconductor Equipment	55,828	*
		454,438
Software (6.6%)
7,600	Activision Blizzard	94,164	*
3,200	ANSYS, Inc.	119,904	*
1,000	Citrix Systems	39,230	*
1,000	Electronic Arts	19,050	*
900	McAfee Inc.	39,411	*
1,200	MICROS Systems	36,228	*
1,700	Rovi Corp.	57,120	*
350	Salesforce.com, Inc.	19,925	*

See Notes to Schedule of Investments

SEPTEMBER 30, 2009

Schedule of Investments Growth Portfolio cont’d
(UNAUDITED)

NUMBER OF SHARES	VALUE($)†
1,250	Sybase, Inc.	48,625	*
		473,657
Specialty Retail (8.2%)
1,800	Bed Bath & Beyond	67,572	*
2,000	CarMax, Inc.	41,800	*
1,800	Gap Inc.	38,520
1,000	O'Reilly Automotive	36,140	*
2,900	Ross Stores	138,533
1,900	TJX Cos.	70,585
4,900	Urban Outfitters	147,833	*
2,300	Williams-Sonoma	46,529
		587,512
Textiles, Apparel & Luxury Goods (0.5%)
1,050	Coach, Inc.	34,567

Trading Companies & Distributors (2.1%)
2,300	Fastenal Co.	89,010	È
700	W.W. Grainger	62,552
		151,562
Wireless Telecommunication Services (4.1%)
3,000	American Tower	109,200	*
700	Millicom International Cellular	50,918	*
5,100	SBA Communications	137,853	*
		297,971
Total Common Stocks (Cost $5,403,604)		7,289,614

Short-Term Investments (3.6%)
256,407	Neuberger Berman Securities Lending Quality Fund, LLC	258,971	‡
1	State Street Institutional Liquid Reserves Fund Institutional Class	1
Total Short-Term Investments (Cost $258,972)		258,972

Total Investments (104.8%) (Cost $5,662,576)		7,548,586	##
Liabilities, less cash, receivables and other assets [(4.8%)]		(345,658)

Total Net Assets (100.0%)		$ 7,202,928

See Notes to Schedule of Investments

SEPTEMBER 30, 2009

Schedule of Investments Guardian Portfolio
(UNAUDITED)

NUMBER OF SHARES		VALUE($)†
Common Stocks (96.0%)
Automobiles (1.8%)
18,399	Toyota Motor ADR	1,445,609
Biotechnology (3.4%)
49,303	Genzyme Corp.	2,796,959	*
Capital Markets (6.5%)
65,309	Bank of New York Mellon	1,893,308
177,101	Charles Schwab	3,391,484
		5,284,792
Chemicals (3.1%)
31,558	Praxair, Inc.	2,577,973
Commercial Services & Supplies (6.0%)
85,326	Republic Services	2,267,112
87,361	Waste Management	2,605,105
		4,872,217
Diversified Financial Services (1.6%)
13,155	IntercontinentalExchange Inc.	1,278,535	*
Electronic Equipment, Instruments & Components (8.5%)
80,100	Anixter International	3,212,811	*
134,837	National Instruments	3,725,546
		6,938,357
Energy Equipment & Services (3.7%)
50,422	Schlumberger Ltd.	3,005,151
Industrial Conglomerates (4.0%)
44,504	3M Co.	3,284,395
Insurance (5.0%)
5,193	Markel Corp.	1,712,755	*
142,588	Progressive Corp.	2,364,109	*
		4,076,864
Internet Software & Services (3.6%)
164,503	Yahoo! Inc.	2,929,799	*
Life Science Tools & Services (2.2%)
25,249	Millipore Corp.	1,775,762	*
Machinery (4.9%)
60,101	Danaher Corp.	4,045,999
Media (14.8%)
203,048	Comcast Corp. Class A Special	3,265,012
124,527	Scripps Networks Interactive	4,601,273
9,008	Washington Post	4,216,464
		12,082,749
Multi-Utilities (2.5%)
213,653	National Grid	2,062,357
Oil, Gas & Consumable Fuels (9.3%)
164,464	BG Group PLC	2,857,053
30,188	Cimarex Energy	1,307,744
81,476	Newfield Exploration	3,467,619	*
		7,632,416
Road & Rail (3.1%)
51,497	Canadian National Railway	2,522,838

See Notes to Schedule of Investments

SEPTEMBER 30, 2009

Schedule of Investments Guardian Portfolio cont’d
(UNAUDITED)

NUMBER OF SHARES	VALUE($)†
Semiconductors & Semiconductor Equipment (6.9%)
201,615	Altera Corp.	4,135,124
64,581	Texas Instruments	1,529,924
		5,665,048
Software (5.1%)
145,410	Intuit Inc.	4,144,185	*
Total Common Stocks (Cost $67,754,497)		78,422,005
Short-Term Investments (3.7%)
43,211	Neuberger Berman Securities Lending Quality Fund, LLC	43,643	‡
2,989,672	State Street Institutional Liquid Reserves Fund Institutional Class	2,989,672
Total Short-Term Investments (Cost $3,033,315)		3,033,315
Total Investments (99.7%) (Cost $70,787,812)		81,455,320	##
Cash, receivables and other assets, less liabilities (0.3%)		250,555
Total Net Assets (100.0%)		$ 81,705,875

See Notes to Schedule of Investments

SEPTEMBER 30, 2009

Schedule of Investments International Portfolio
(UNAUDITED)

NUMBER OF SHARES		VALUE($)†

Common Stocks (95.5%)

Australia (0.9%)
41,200	BHP Billiton ADR	2,719,612

Austria (0.6%)
42,400	Schoeller-Bleckmann Oilfield Equipment	2,033,247

Belgium (2.7%)
57,782	Anheuser-Busch InBev	2,638,546
112,269	Anheuser-Busch InBev VVPR Strip	493	*
11,902	Colruyt SA	2,797,135	È
77,560	Fortis VVPR Strip	227	*
123,980	Telenet Group Holding	3,272,925
		8,709,326
Brazil (0.6%)
69,700	Vivo Participacoes ADR	1,759,925

Canada (4.6%)
54,900	Barrick Gold	2,078,780
102,410	Cameco Corp.	2,841,826
220,783	MacDonald Dettwiler	6,483,368	*
185,640	Talisman Energy	3,230,256
		14,634,230
Chile (1.1%)
89,010	Sociedad Quimica y Minera de Chile ADR, B Shares	3,482,961

China (0.0%)
111,600	Minth Group	100,367

Czech Republic (0.4%)
55,500	Telefonica O2 Czech Republic	1,373,842

Denmark (1.7%)
63,565	Novo Nordisk Class B	3,979,802
19,764	Trygvesta A/S	1,511,327
		5,491,129
France (9.1%)
77,805	Arkema	2,741,649
13,480	CNP Assurances	1,373,517
55,500	Eutelsat Communications	1,686,854
91,030	France Telecom	2,425,064
94,944	Ipsen SA	5,200,382
138,357	Ipsos	4,293,261
31,375	Societe Generale	2,525,191
41,725	Sodexo	2,499,724
105,775	Teleperformance	3,550,011
60,515	Thales SA	3,002,000
		29,297,653
Germany (10.1%)
66,620	Deutsche Boerse	5,444,722
58,560	Fresenius Medical Care	2,916,157
154,010	GEA Group	3,213,781
138,015	Gerresheimer AG	4,342,228
41,700	Linde AG	4,520,484
66,110	SAP AG	3,230,796
18,815	SMA Solar Technology	1,928,956	È

See Notes to Schedule of Investments

SEPTEMBER 30, 2009

Schedule of Investments International Portfolio cont’d
(UNAUDITED)

NUMBER OF SHARES		VALUE($)†

185,184	Tognum AG	3,165,149
55,807	Wincor Nixdorf	3,594,082
		32,356,355
Greece (0.3%)
30,125	Titan Cement	1,040,368

Hong Kong (1.1%)
71,150	China Mobile ADR	3,494,176

India (1.0%)
34,710	State Bank of India GDR	3,155,139

Ireland (1.1%)
131,890	DCC PLC	3,396,889

Israel (0.9%)
637,765	Makhteshim-Agan Industries	2,878,536

Italy (1.9%)
97,740	Lottomatica SPA	2,189,754
260,573	UBI Banca	3,999,934
		6,189,688
Japan (12.3%)
213,000	Brother Industries	2,553,200
193,200	Circle K Sunkus	2,916,348
90,000	Hisamitsu Pharmaceutical	3,649,529
4,032	Jupiter Telecommunications	3,898,820
407	KDDI Corp.	2,294,235
485	Kenedix Realty Investment	1,820,810
303,600	Nihon Kohden	5,069,865
100,135	Nintendo Co. ADR	3,161,262
234,900	NSD Co.	2,533,094
60,500	Sankyo Co.	3,787,779
1,377	Seven Bank	3,405,492
90,400	Sundrug Co.	2,447,190
25,420	Toyota Motor ADR	1,997,250
		39,534,874
Netherlands (10.0%)
66,620	ArcelorMittal	2,490,826
65,887	Fugro NV	3,805,045
344,790	Koninklijke Ahold	4,147,385
61,932	Koninklijke DSM	2,587,433
80,229	Nutreco Holding	3,902,477
130,331	Sligro Food Group	3,802,952
181,198	TNT NV	4,862,959
225,546	Unilever NV	6,500,384	È
		32,099,461
Norway (1.9%)
314,768	DnB NOR	3,645,709	*
484,534	Prosafe ASA	2,496,448
		6,142,157
Singapore (0.7%)
188,000	United Overseas Bank	2,239,478
Spain (1.6%)
327,685	Banco Santander	5,274,693

See Notes to Schedule of Investments

SEPTEMBER 30, 2009

Schedule of Investments International Portfolio cont’d
(UNAUDITED)

NUMBER OF SHARES		VALUE($)†

Sweden (1.6%)
115,440	Svenska Handelsbanken, A Shares	2,947,538
231,920	Swedbank AB, A Shares	2,212,295	*È
		5,159,833
Switzerland (7.9%)
4,880	Barry Callebaut	2,889,009
14,700	Bucher Industries	1,635,540
62,880	Credit Suisse Group	3,488,951
3,405	Givaudan SA	2,553,011
93,470	Nestle SA	3,983,050
60,515	Nobel Biocare Holding	2,002,957
16,605	Roche Holding	2,683,911
1,852	SGS SA	2,493,043
40,174	Sulzer AG	3,469,626
		25,199,098
United Kingdom (21.4%)
69,200	Amdocs Ltd.	1,860,096	*
774,025	Amlin PLC	4,743,930
125,100	Antofagasta PLC	1,518,459
169,705	Balfour Beatty	873,310
654,515	Barclays PLC	3,870,252	*
267,490	BP PLC	2,364,017
70,180	Cairn Energy	3,125,851	*
141,035	Chemring Group	5,508,660
207,485	Croda International	2,175,246
232,740	Diageo PLC	3,570,756
515,656	Experian Group	4,338,867
722,000	HSBC Holdings	8,379,804
799,189	Informa PLC	4,023,258
181,647	Reed Elsevier	1,359,472
1,064,281	RPS Group	3,826,984
353,496	Smith & Nephew	3,166,489
148,315	Tullow Oil	2,673,696
3,529,526	Vodafone Group	7,908,284
117,000	Willis Group Holdings	3,301,740
		68,589,171
Total Common Stocks (Cost $260,542,409)		306,352,208

Preferred Stocks (2.3%)

Brazil (2.3%)
100,943	Petroleo Brasileiro ADR	3,968,069
83,945	Ultrapar Participacoes ADR	3,372,071

Total Preferred Stocks (Cost $4,834,372)		7,340,140

Warrants (0.0%)

Italy (0.0%)
124,793	UBI Banca (Cost $0)	14,865	*
Short-Term Investments (4.4%)
7,120,369	Neuberger Berman Securities Lending Quality Fund, LLC	7,191,573	‡
6,870,654	State Street Institutional Liquid Reserves Fund Institutional Class	6,870,654

Total Short-Term Investments (Cost $14,062,227)		14,062,227

See Notes to Schedule of Investments

NUMBER OF SHARES	VALUE($)†

Total Investments (102.2%) (Cost $279,439,008)	327,769,440	##
Liabilities, less cash, receivables and other assets [(2.2%)]	(7,119,357)

Total Net Assets (100.0%)	$320,650,083

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
International Portfolio (UNAUDITED)

Industry	Value†	Percentage of Net Assets

Commercial Banks	$41,670,390	13.0%
Oil, Gas & Consumable Fuels	21,575,786	6.7%
Chemicals	20,939,320	6.5%
Media	18,811,676	5.9%
Food Products	17,274,920	5.4%
Software	17,268,616	5.4%
Food & Staples Retailing	16,111,010	5.0%
Pharmaceuticals	15,513,624	4.8%
Wireless Telecommunication Services	15,456,620	4.8%
Insurance	10,930,514	3.4%
Health Care Equipment & Supplies	10,239,311	3.2%
Metals & Mining	8,807,677	2.7%
Aerospace & Defense	8,510,660	2.7%
Energy Equipment & Services	8,334,740	2.6%
Machinery	8,318,947	2.6%
Commercial Services & Supplies	8,165,851	2.5%
Diversified Telecommunication Services	7,071,831	2.2%
Beverages	6,209,795	1.9%
Diversified Financial Services	5,444,949	1.7%
Electrical Equipment	5,094,105	1.6%
Air Freight & Logistics	4,862,959	1.5%
Hotels, Restaurants & Leisure	4,689,478	1.5%
Life Science Tools & Services	4,342,228	1.4%
Leisure Equipment & Products	3,787,779	1.2%
Computers & Peripherals	3,594,082	1.1%
Capital Markets	3,488,951	1.1%
Industrial Conglomerates	3,396,889	1.1%
Health Care Providers & Services	2,916,157	0.9%
Technology - Hardware	2,553,200	0.8%
Professional Services	2,493,043	0.8%
Automobiles	1,997,250	0.6%
Real Estate Investment Trusts	1,820,810	0.6%
Construction Materials	1,040,368	0.3%
Construction & Engineering	873,310	0.3%
Auto Components	100,367	0.0%
Other Assets-Net	6,942,870	2.2%

	$320,650,083	100.0%

SEPTEMBER 30, 2009

Schedule of Investments Mid-Cap Growth Portfolio
(UNAUDITED)

NUMBER OF SHARES		VALUE($)†
Common Stocks (100.7%)
Aerospace & Defense (1.7%)
35,100	Precision Castparts	3,575,637
20,000	Rockwell Collins	1,016,000
		4,591,637
Air Freight & Logistics (2.6%)
80,500	C.H. Robinson Worldwide	4,648,875
72,000	Expeditors International	2,530,800
		7,179,675
Biotechnology (3.9%)
43,000	Alexion Pharmaceuticals	1,915,220	*
40,000	Dendreon Corp.	1,119,600	*È
75,000	Human Genome Sciences	1,411,500	*È
104,600	Talecris Biotherapeutics	1,987,400	*
27,000	United Therapeutics	1,322,730	*È
72,000	Vertex Pharmaceuticals	2,728,800	*È
		10,485,250
Capital Markets (4.6%)
39,500	Affiliated Managers Group	2,567,895	*È
130,000	Invesco Ltd.	2,958,800
105,000	Lazard Ltd.	4,337,550	È
46,500	Northern Trust	2,704,440
		12,568,685
Chemicals (3.6%)
100,000	Airgas, Inc.	4,837,000
105,000	Ecolab Inc.	4,854,150	È
		9,691,150
Commercial Banks (0.5%)
45,000	Signature Bank	1,305,000	*
Commercial Services & Supplies (1.7%)
94,000	Stericycle, Inc.	4,554,300	*
Communications Equipment (1.6%)
160,000	Brocade Communications	1,257,600	*
110,000	Juniper Networks	2,972,200	*
		4,229,800
Computers & Peripherals (1.3%)
55,000	NetApp, Inc.	1,467,400	*
55,000	Western Digital	2,009,150	*
		3,476,550
Construction & Engineering (1.0%)
62,000	Jacobs Engineering Group	2,848,900	*
Diversified Consumer Services (2.4%)
53,500	DeVry, Inc.	2,959,620
16,000	Strayer Education	3,482,880	È
		6,442,500
Diversified Financial Services (2.0%)
24,500	IntercontinentalExchange Inc.	2,381,155	*
100,000	MSCI Inc.	2,962,000	*
		5,343,155
Electrical Equipment (2.0%)
93,000	AMETEK, Inc.	3,246,630
41,000	Roper Industries	2,090,180
		5,336,810
Electronic Equipment, Instruments & Components (3.9%)
60,000	Amphenol Corp.	2,260,800
97,500	Dolby Laboratories	3,723,525	*
80,000	National Instruments	2,210,400
95,000	Trimble Navigation	2,271,450	*
		10,466,175
Energy Equipment & Services (2.6%)
58,000	CARBO Ceramics	2,989,900	È
26,000	Core Laboratories N.V.	2,680,340	È
23,500	Oceaneering International	1,333,625	*
		7,003,865
Food & Staples Retailing (2.2%)
56,500	BJ's Wholesale Club	2,046,430	*
94,000	Shoppers Drug Mart	3,857,806	È
		5,904,236
Health Care Equipment & Supplies (2.8%)
28,500	C.R. Bard	2,240,385
30,000	Edwards Lifesciences	2,097,300	*
50,000	NuVasive, Inc.	2,088,000	*È
28,000	ResMed Inc.	1,265,600	*
		7,691,285
Health Care Providers & Services (3.7%)
58,000	Express Scripts	4,499,640	*
42,900	HMS Holdings	1,640,067	*
41,500	PSS World Medical	905,945	*È
114,000	VCA Antech	3,065,460	*
		10,111,112
Health Care Technology (1.2%)
91,000	Allscripts Healthcare Solutions	1,844,570
63,800	MedAssets Inc.	1,439,966	*È
		3,284,536
Hotels, Restaurants & Leisure (4.8%)
65,000	International Game Technology	1,396,200
40,000	Las Vegas Sands	673,600	*È
49,147	Marriott International	1,355,965
122,000	Penn National Gaming	3,374,520	*
44,000	Royal Caribbean Cruises	1,059,520	*È
116,500	WMS Industries	5,191,240	*
		13,051,045
Household Products (0.9%)
44,000	Church & Dwight	2,496,560
Internet & Catalog Retail (0.7%)
11,000	Priceline.com Inc.	1,824,020	*
Internet Software & Services (2.8%)
34,000	Equinix, Inc.	3,128,000	*È
85,500	VistaPrint NV	4,339,125	*È
		7,467,125

SEPTEMBER 30, 2009

Schedule of Investments Mid-Cap Growth Portfolio cont'd
(UNAUDITED)

NUMBER OF SHARES	VALUE($)†
IT Services (1.0%)
68,000	Cognizant Technology Solutions	2,628,880	*È
Life Science Tools & Services (1.2%)
75,000	Illumina, Inc.	3,187,500	*È
Machinery (1.8%)
45,000	Danaher Corp.	3,029,400
19,000	Flowserve Corp.	1,872,260	È
		4,901,660
Media (1.2%)
25,000	Discovery Communications Class A	722,250	*
51,000	DreamWorks Animation SKG	1,814,070	*
18,500	Scripps Networks Interactive	683,575
		3,219,895
Metals & Mining (0.6%)
46,500	Cliffs Natural Resources	1,504,740
Multiline Retail (2.6%)
45,000	Dollar Tree	2,190,600	*
41,000	Kohl's Corp.	2,339,050	*È
79,000	Nordstrom, Inc.	2,412,660	È
		6,942,310
Oil, Gas & Consumable Fuels (5.1%)
25,500	Alpha Natural Resources	895,050	*
35,900	Cabot Oil & Gas	1,283,425
123,000	Concho Resources	4,467,360	*
73,500	Range Resources	3,627,960
82,000	Southwestern Energy	3,499,760	*
		13,773,555
Personal Products (1.8%)
43,000	Avon Products	1,460,280
73,500	Mead Johnson Nutrition	3,315,585	È
		4,775,865
Pharmaceuticals (0.7%)
120,000	Mylan Laboratories	1,921,200	*È
Professional Services (1.9%)
38,000	CoStar Group	1,566,360	*È
70,000	IHS Inc.	3,579,100	*
		5,145,460
Road & Rail (1.0%)
87,000	J.B. Hunt Transport Services	2,795,310	È
Semiconductors & Semiconductor Equipment (6.0%)
81,000	Analog Devices	2,233,980
94,500	Avago Technologies	1,613,115	*È
45,000	Lam Research	1,537,200	*
151,600	Marvell Technology Group	2,454,404	*
124,000	Microchip Technology	3,286,000	È
69,000	Silicon Laboratories	3,198,840	*
61,000	Varian Semiconductor Equipment	2,003,240	*È
		16,326,779
Software (6.4%)
280,000	Activision Blizzard	3,469,200	*È
110,000	ANSYS, Inc.	4,121,700	*
37,000	Citrix Systems	1,451,510	*
40,000	Electronic Arts	762,000	*
33,500	McAfee Inc.	1,466,965	*
43,500	MICROS Systems	1,313,265	*
61,000	Rovi Corp.	2,049,600	*
16,500	Salesforce.com, Inc.	939,345	*
47,000	Sybase, Inc.	1,828,300	*È
		17,401,885
Specialty Retail (8.1%)
82,000	Bed Bath & Beyond	3,078,280	*
70,300	CarMax, Inc.	1,469,270	*È
68,200	Gap Inc.	1,459,480
37,500	O' Reilly Automotive	1,355,250	*È
105,000	Ross Stores	5,015,850
68,000	TJX Cos.	2,526,200
173,500	Urban Outfitters	5,234,495	*È
84,000	Williams-Sonoma	1,699,320
		21,838,145
Textiles, Apparel & Luxury Goods (0.5%)
45,000	Coach, Inc.	1,481,400
Trading Companies & Distributors (2.2%)
86,000	Fastenal Co.	3,328,200	È
30,000	W.W. Grainger	2,680,801
		6,009,001
Wireless Telecommunication Services (4.1%)
120,000	American Tower	4,368,000	*
24,500	Millicom International Cellular	1,782,130	*È
180,000	SBA Communications	4,865,400	*È
		11,015,530
Total Common Stocks (Cost $211,011,545)		272,222,486
Short-Term Investments (21.9%)
58,503,177	Neuberger Berman Securities Lending Quality Fund, LLC	59,088,208	‡
159,514	State Street Institutional Liquid Reserves Fund Institutional Class	159,514
Total Short-Term Investments (Cost $59,247,722)		59,247,722
Total Investments (122.6%) (Cost $270,259,267)		331,470,208	##
Liabilities, less cash, receivables and other assets [(22.6%)]		(61,095,992)
Total Net Assets (100.0%)		$ 270,374,216

See Notes to Schedule of Investments

SEPTEMBER 30, 2009

Schedule of Investments Partners Portfolio
(UNAUDITED)

NUMBER OF SHARES		VALUE($)†
Common Stocks (96.2%)
Aerospace & Defense (2.7%)
22,800	Boeing Co.	1,234,620
15,100	L-3 Communications Holdings	1,212,832
		2,447,452
Automobiles (1.6%)
64,800	Harley-Davidson	1,490,400
Beverages (1.7%)
53,100	Dr. Pepper Snapple Group	1,526,625	*
Building Products (2.0%)
44,500	Masco Corp.	574,940
56,800	Owens Corning	1,275,160	*
		1,850,100
Capital Markets (5.0%)
4,700	Goldman Sachs Group	866,445
60,200	Invesco Ltd.	1,370,152
38,300	Morgan Stanley	1,182,704
22,700	State Street	1,194,020
		4,613,321
Commercial Banks (3.6%)
16,700	Comerica Inc.	495,489
77,300	Fifth Third Bancorp	783,049
23,100	SunTrust Banks	520,905
53,800	Wells Fargo	1,516,084
		3,315,527
Computers & Peripherals (1.7%)
33,600	Hewlett-Packard	1,586,256
Construction & Engineering (2.6%)
87,300	Chicago Bridge & Iron	1,630,764
32,300	KBR, Inc.	752,267
		2,383,031
Consumer Finance (1.3%)
35,500	American Express	1,203,450
Diversified Financial Services (8.2%)
164,900	Bank of America	2,790,108
329,123	Citigroup Inc.	1,592,955
36,500	J.P. Morgan Chase	1,599,430
73,300	Moody's Corp.	1,499,718
		7,482,211
Electrical Equipment (1.3%)
57,300	ABB Ltd.	1,148,292
Energy Equipment & Services (3.2%)
33,800	National Oilwell Varco	1,457,794	*
39,200	Noble Corp.	1,488,032
		2,945,826
Health Care Equipment & Supplies (2.2%)
23,500	Covidien PLC	1,016,610
19,000	Zimmer Holdings	1,015,550	*
		2,032,160
Health Care Providers & Services (2.6%)
35,400	Aetna Inc.	985,182
28,900	WellPoint Inc.	1,368,704	*
		2,353,886
Health Care Technology (0.8%)
46,600	IMS Health	715,310
Household Durables (1.0%)
27,800	KB HOME	461,758
6,800	Whirlpool Corp.	475,728
		937,486
Household Products (1.7%)
23,200	Energizer Holdings	1,539,088	*
Independent Power Producers & Energy Traders (1.4%)
44,300	NRG Energy	1,248,817	*
Industrial Conglomerates (1.6%)
56,400	McDermott International	1,425,228	*
Insurance (4.1%)
23,000	Assurant, Inc.	737,380
580	Berkshire Hathaway Class B	1,927,340	*
28,000	MetLife, Inc.	1,065,960
		3,730,680
IT Services (4.5%)
21,100	Affiliated Computer Services	1,142,987	*
53,100	Fidelity National Information Services	1,354,581
42,200	Lender Processing Services	1,610,774
		4,108,342
Machinery (4.5%)
35,600	Ingersoll-Rand PLC	1,091,852
26,500	Joy Global	1,296,910
81,400	Terex Corp.	1,687,422	*
		4,076,184
Marine (0.5%)
21,700	Genco Shipping & Trading	450,926
Media (2.7%)
45,900	Cablevision Systems	1,090,125
56,300	McGraw-Hill Cos.	1,415,382
		2,505,507
Metals & Mining (6.2%)
15,600	Cliffs Natural Resources	504,816
22,900	Freeport-McMoRan Copper & Gold	1,571,169
25,700	Sterlite Industries (India) ADR	410,429
73,100	Teck Cominco Class B	2,015,367	*
83,000	Xstrata PLC	1,223,665	*
		5,725,446
Multiline Retail (2.8%)
45,200	J.C. Penney	1,525,500
54,800	Macy's Inc.	1,002,292
		2,527,792

See Notes to Schedule of Investments

SEPTEMBER 30, 2009

Schedule of Investments Partners Portfolio cont'd
(UNAUDITED)

NUMBER OF SHARES		VALUE($)†
Oil, Gas & Consumable Fuels (14.0%)
32,100	Canadian Natural Resources	2,156,799
42,000	Denbury Resources	635,460	*
14,300	EOG Resources	1,194,193
200	Exxon Mobil	13,722
28,900	Peabody Energy	1,075,658
48,800	Petroleo Brasileiro ADR	2,239,920
44,811	Ship Finance International	550,727
36,400	Southwestern Energy	1,553,552	*
26,660	Suncor Energy	921,370
46,285	Talisman Energy	802,582
12,000	Walter Industries	720,720
23,116	XTO Energy	955,153
		12,819,856
Personal Products (3.2%)
21,100	Avon Products	716,556
56,700	NBTY, Inc.	2,244,186	*
		2,960,742
Pharmaceuticals (2.0%)
35,700	Shire Limited ADR	1,866,753
Road & Rail (0.4%)
8,400	Norfolk Southern	362,124
Software (2.8%)
24,700	Check Point Software Technologies	700,245	*
32,800	Microsoft Corp.	849,192
50,300	Oracle Corp.	1,048,252
		2,597,689
Specialty Retail (1.3%)
32,600	Best Buy	1,223,152
Wireless Telecommunication Services (1.0%)
19,300	China Mobile ADR	947,823
Total Common Stocks (Cost $60,194,776)		88,147,482
Short-Term Investments (4.3%)
3,903,947	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $3,903,947)	3,903,947
Total Investments (100.5%) (Cost $64,098,723)		92,051,429	##
Liabilities, less cash, receivables and other assets [(0.5%)]		(413,671)
Total Net Assets (100.0%)		$ 91,637,758

See Notes to Schedule of Investments

SEPTEMBER 30, 2009

Schedule of Investments Regency Portfolio
(UNAUDITED)

NUMBER OF SHARES	VALUE($)†
Common Stocks (100.9%)
Aerospace & Defense (2.5%)
80,300	Embraer-Empresa Brasileira de Aeronautica ADR	1,842,082	*È
21,900	L-3 Communications Holdings	1,759,008
		3,601,090
Auto Components (1.8%)
39,600	Johnson Controls	1,012,176
73,600	WABCO Holdings	1,545,600
		2,557,776
Automobiles (1.7%)
109,100	Harley-Davidson	2,509,300
Beverages (1.6%)
79,600	Dr. Pepper Snapple Group	2,288,500	*
Building Products (2.4%)
95,300	Masco Corp.	1,231,276
101,600	Owens Corning	2,280,920	*
		3,512,196
Capital Markets (2.7%)
115,400	Invesco Ltd.	2,626,504
45,200	Jefferies Group	1,230,796	*
		3,857,300
Commercial Banks (7.3%)
65,000	Comerica Inc.	1,928,550
179,800	Fifth Third Bancorp	1,821,374
87,644	First Horizon National	1,159,530	*È
198,300	KeyCorp	1,288,950	È
248,800	Regions Financial	1,545,048
58,600	SunTrust Banks	1,321,430
83,600	Zions Bancorp	1,502,292
		10,567,174
Construction & Engineering (1.7%)
131,400	Chicago Bridge & Iron	2,454,552
Diversified Financial Services (1.5%)
105,600	Moody's Corp.	2,160,576
Electric Utilities (4.8%)
55,300	Allegheny Energy	1,466,556
77,200	DPL Inc.	2,014,920	È
13,800	Entergy Corp.	1,102,068
136,300	NV Energy	1,579,717
27,600	PPL Corp.	837,384
		7,000,645
Electronic Equipment, Instruments & Components (2.3%)
50,000	Anixter International	2,005,500	*
53,600	Avnet, Inc.	1,391,992	*
		3,397,492
Energy Equipment & Services (3.8%)
56,200	National Oilwell Varco	2,423,906	*
57,500	Noble Corp.	2,182,700
15,300	Oceaneering International	868,275	*
		5,474,881
Food Products (1.1%)
35,300	ConAgra, Inc.	765,304
16,500	J.M. Smucker	874,665
		1,639,969
Health Care Providers & Services (4.9%)
50,500	Aetna Inc.	1,405,415
57,800	AmerisourceBergen Corp.	1,293,564
40,900	CIGNA Corp.	1,148,881
39,500	Coventry Health Care	788,420	*È
44,600	MEDNAX, Inc.	2,449,432	*
		7,085,712
Health Care Technology (0.5%)
44,400	IMS Health	681,540
Household Durables (3.3%)
45,500	KB HOME	755,755
750	NVR, Inc.	478,028	*
50,600	Whirlpool Corp.	3,539,976
		4,773,759
Household Products (1.6%)
35,400	Energizer Holdings	2,348,436	*
Independent Power Producers & Energy Traders (1.7%)
90,300	NRG Energy	2,545,557	*
Industrial Conglomerates (0.9%)
51,000	McDermott International	1,288,770	*
Insurance (8.0%)
79,400	Assurant, Inc.	2,545,564
49,100	Fidelity National Financial Class A	740,428
21,300	PartnerRe Ltd.	1,638,822
83,100	Principal Financial Group	2,276,109
61,400	StanCorp Financial Group	2,478,718
74,200	W.R. Berkley	1,875,776
		11,555,417
IT Services (4.2%)
28,870	Affiliated Computer Services	1,563,888	*
72,800	Fidelity National Information Services	1,857,128
70,700	Lender Processing Services	2,698,619
		6,119,635
Machinery (6.5%)
41,300	AGCO Corp.	1,141,119	*
50,500	Bucyrus International	1,798,810
74,000	Ingersoll-Rand PLC	2,269,580
22,900	Navistar International	856,918	*
12,600	SPX Corp.	772,002
122,600	Terex Corp.	2,541,498	*
		9,379,927
Marine (0.5%)
37,200	Genco Shipping & Trading	773,016	È
Media (2.9%)
85,000	Cablevision Systems	2,018,750
88,300	McGraw-Hill Cos.	2,219,862
		4,238,612

See Notes to Schedule of Investments

SEPTEMBER 30, 2009

Schedule of Investments Regency Portfolio cont'd
(UNAUDITED)

NUMBER OF SHARES	VALUE($)†
Metals & Mining (5.8%)
48,700	Cliffs Natural Resources	1,575,932
30,700	Freeport-McMoRan Copper & Gold	2,106,327
64,000	Sterlite Industries (India) ADR	1,022,080
136,800	Teck Cominco Class B	3,771,576	*
		8,475,915
Multi-Utilities (1.9%)
132,200	CMS Energy	1,771,480	È
26,300	DTE Energy	924,182
		2,695,662
Multiline Retail (3.3%)
80,500	J.C. Penney	2,716,875
112,400	Macy's Inc.	2,055,796
		4,772,671
Oil, Gas & Consumable Fuels (8.8%)
6,600	Apache Corp.	606,078
61,100	Denbury Resources	924,443	*
9,200	Newfield Exploration	391,552	*
34,900	Noble Energy	2,302,004
60,424	Ship Finance International	742,611	È
48,200	Southwestern Energy	2,057,176	*
143,475	Talisman Energy	2,487,856
55,600	Whiting Petroleum	3,201,448	*
		12,713,168
Paper & Forest Products (0.5%)
100,500	Louisiana Pacific	670,335	*
Personal Products (2.7%)
99,900	NBTY, Inc.	3,954,042	*
Pharmaceuticals (1.5%)
43,100	Shire Limited ADR	2,253,699
Real Estate Investment Trusts (5.7%)
18,900	Alexandria Real Estate Equities	1,027,215	È
74,000	Annaly Capital Management	1,342,360
31,526	Boston Properties	2,066,529
51,778	Macerich Co.	1,570,427	È
34,786	Vornado Realty Trust	2,240,566
		8,247,097
Specialty Retail (0.5%)
28,200	GameStop Corp. Class A	746,454	*È
Total Common Stocks (Cost $117,458,129)		146,340,875
Short-Term Investments (5.6%)
4,860,504	Neuberger Berman Securities Lending Quality Fund, LLC	4,909,109	‡
3,224,198	State Street Institutional Liquid Reserves Fund Institutional Class	3,224,198	ØØ
Total Short-Term Investments (Cost $8,133,307)		8,133,307
Total Investments (106.5%) (Cost $125,591,436)		154,474,182	##
Liabilities, less cash, receivables and other assets [(6.5%)]		(9,391,832)
Total Net Assets (100.0%)		$ 145,082,350

See Notes to Schedule of Investments

SEPTEMBER 30, 2009

Schedule of Investments Short Duration Bond Portfolio
(UNAUDITED)

PRINCIPAL AMOUNT($)		VALUE($)†

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (18.7%)
11,000,000	U.S. Treasury Bills, 0.39%, due 7/29/10	10,973,787	ØØ
14,000,000	U.S. Treasury Notes, 4.75%, due 3/31/11	14,855,862	ØØ
26,000,000	U.S. Treasury Notes, 1.38%, due 4/15/12	26,113,750	ØØ
11,000,000	U.S. Treasury Notes, 3.88%, due 10/31/12	11,810,392

Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $63,446,276)		63,753,791

Mortgage-Backed Securities (42.7%)

Adjustable Alt-A Jumbo Balance (1.7%)
12,229,702	Bear Stearns ALT-A Trust, Ser. 2007-1, Class 21A1, 5.62%, due 10/1/09	5,904,002	µ

Adjustable Alt-A Mixed Balance (1.0%)
3,508,904	Residential Accredit Loans, Inc., Ser. 2005-QA10, Class A31, 5.60%, due 10/1/09	2,267,516	µ
2,328,841	Residential Accredit Loans, Inc., Ser. 2006-QA1, Class A21, 5.93%, due 10/1/09	1,268,176	µ
		3,535,692
Adjustable Alt-B Mixed Balance (0.3%)
1,834,791	Lehman XS Trust, Floating Rate, Ser. 2005-1, Class 2A1, 1.75%, due 10/1/09	1,006,543	µ

Adjustable Conforming Balance (0.6%)
3,595,623	Adjustable Rate Mortgage Trust, Ser. 2005-10, Class 4A1, 5.37%, due 10/1/09	2,032,848	µØØ

Adjustable Jumbo Balance (6.2%)
1,546,579	Banc of America Funding Corp., Ser. 2005-F, Class 4A1, 5.32%, due 10/1/09	1,117,014	µØØ
5,747,209	IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR7, Class 3A1, 5.66%, due 10/1/09	3,140,157	µ
4,011,163	Merrill Lynch Mortgage Investors Trust, Ser. 2005-A1, Class 2A1, 3.53%, due 10/1/09	3,843,606	µ
18,000,000	Wells Fargo Mortgage Backed Securities Trust, Ser. 2005-AR16, Class 4A2, 4.99%, due 10/1/09	12,907,906	µØØ
		21,008,683
Adjustable Mixed Balance (5.4%)
2,810,895	Banc of America Funding Corp., Ser. 2006-A, Class 3A2, 5.81%, due 10/1/09	1,463,995	µ
3,131,456	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB3, Class 1A1A, 4.44%, due 10/1/09	1,500,855	µ
4,114,188	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB5, Class 2A1, 5.77%, due 10/1/09	2,390,232	µ
3,095,968	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 3.58%, due 10/1/09	2,625,082	µ
3,662,033	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 5.45%, due 10/1/09	3,176,172	µ
4,510,017	GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1, Class 1A1, 5.56%, due 10/1/09	3,260,194	µ
772,500	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.39%, due 10/1/09	358,671	µ
7,835,931	IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR3, Class 2A1A, 5.99%, due 10/1/09	3,548,217	µØØ
		18,323,418
Commercial Mortgage-Backed (23.9%)
5,484,866	Banc of America Commercial Mortgage, Inc., Ser. 2006-3, Class A1, 5.69%, due 7/10/44	5,572,016	ØØ
2,531,569	Banc of America Commercial Mortgage, Inc., Ser. 2005-6, Class A1, 5.00%, due 9/10/47	2,566,936	ØØ

See Notes to Schedule of Investments

SEPTEMBER 30, 2009

Schedule of Investments Short Duration Bond Portfolio cont’d
(UNAUDITED)

PRINCIPAL AMOUNT($)		VALUE($)†

6,466,905	Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2006-PW14, Class A1, 5.04%, due 12/11/38	6,579,964	ØØ
6,291,102	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A1, 5.10%, due 9/15/40	6,385,283	ØØ
5,491,369	GE Capital Commercial Mortgage Corp., Ser. 2002-2A, Class A2, 4.97%, due 8/11/36	5,706,541	ØØ
6,900,000	GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A2, 4.85%, due 7/10/45	6,963,882
1,112,692	GMAC Commercial Mortgage Securities, Inc., Ser. 2006-C1, Class A1, 4.98%, due 11/10/45	1,123,837
1,862,154	Greenwich Capital Commercial Funding Corp., Ser. 2002-C1, Class A3, 4.50%, due 1/11/17	1,908,748	ØØ
2,940,382	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A1, 5.83%, due 10/1/09	2,983,563	µ
161,653	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2004-C2, Class A1, 4.28%, due 5/15/41	161,490
12,113,038	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A1, 5.04%, due 12/15/44	12,219,397
4,303,851	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A1, 5.65%, due 6/15/49	4,382,540
1,940,022	LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A1, 5.48%, due 3/15/32	1,966,180
6,883,962	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A1, 4.28%, due 8/12/48	6,920,271	ØØ
8,361,235	Morgan Stanley Capital I, Ser. 2005-HQ5, Class A2, 4.81%, due 1/14/42	8,414,276
1,247,013	Morgan Stanley Capital I, Ser. 2005-HQ6, Class A1, 4.65%, due 8/13/42	1,256,910
2,992,520	Morgan Stanley Capital I, Ser. 2006-T21, Class A1, 4.93%, due 10/12/52	3,023,393
3,197,946	Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C7, Class A1, 4.24%, due 10/15/35	3,240,883	ñ
		81,376,110
Mortgage-Backed Non-Agency (1.6%)
1,584,688	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	1,508,920	ñØØ
3,969,940	GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35	3,363,867	ñ
725,906	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	606,891	ñ
2,042,761	Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 0.93%, due 10/13/09	0	ñµ
		5,479,678
Fannie Mae (0.6%)
1,852,171	Whole Loan, Ser. 2004-W8, Class PT, 10.43%, due 10/1/09	2,015,188	µ

Freddie Mac (1.4%)
10,810	Pass-Through Certificates, 10.00%, due 4/1/20	12,195
2,574,349	Pass-Through Certificates, 8.00%, due 11/1/26	2,917,310
1,645,339	Pass-Through Certificates, 8.50%, due 10/1/30	1,882,176
		4,811,681
Total Mortgage-Backed Securities (Cost $176,662,262)		145,493,843

Corporate Debt Securities (17.8%)

Banks (5.2%)
9,000,000	Bank of America Corp., Junior Subordinated Unsecured Notes, 7.80%, due 2/15/10	9,188,622	ØØ
8,450,000	Wells Fargo & Co., Guaranteed FDIC Floating Rate Notes, 0.52%, due 12/15/09	8,502,246	µØØ
		17,690,868
Diversified Financial Services (10.4%)
8,500,000	Citigroup Funding, Inc., Guaranteed FDIC Floating Rate Notes, Ser. 1, 0.58%, due 12/30/09	8,573,720	µØØ
6,000,000	Citigroup, Inc., Senior Unsecured Notes, 5.13%, due 2/14/11	6,115,932	ØØ

See Notes to Schedule of Investments

SEPTEMBER 30, 2009

Schedule of Investments Short Duration Bond Portfolio cont’d
(UNAUDITED)

PRINCIPAL AMOUNT($)		VALUE($)†

7,700,000	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, Ser. A, 4.25%, due 9/13/10	7,875,137	ØØ
6,000,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 6.88%, due 1/15/11	6,371,052	ØØ
6,500,000	Morgan Stanley, Senior Unsecured Notes, 4.00%, due 1/15/10	6,550,622	ØØ
		35,486,463
Media (1.0%)
3,250,000	Time Warner Cable, Inc., Guaranteed Notes, 5.40%, due 7/2/12	3,472,693	ØØ

Pharmaceuticals (1.2%)
3,950,000	Pfizer, Inc., Senior Unsecured Notes, 4.45%, due 3/15/12	4,195,773

Total Corporate Debt Securities (Cost $60,131,575)		60,845,797

Asset-Backed Securities (12.9%)
4,750,000	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-ASP5, Class A2B, 0.38%, due 10/26/09	2,077,231	µ
2,000,000	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-OP1, Class A2C, 0.40%, due 10/26/09	1,129,272	µ
1,753,000	Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE9, Class 1A2, 0.40%, due 10/26/09	697,545	µ
2,995,721	Capital Auto Receivables Asset Trust, Ser. 2008-2, Class A2B, 1.16%, due 10/15/09	3,000,534	µ
3,261,348	Carrington Mortgage Loan Trust, Ser. 2006-OPT1, Class A3, 0.43%, due 10/26/09	2,780,532	µ
4,000,000	Carrington Mortgage Loan Trust, Ser. 2007-FRE1, Class A3, 0.51%, due 10/26/09	1,259,965	µ
5,000,000	Chase Issuance Trust, Ser. 2008-A7, Class A7, 0.89%, due 10/15/09	5,002,608	µØØ
4,400,000	Chase Issuance Trust, Ser. 2009-A5, Class A5, 1.04%, due 10/15/09	4,415,599	µØØ
2,767,812	Countrywide Asset-Backed Certificates Trust, Ser. 2006-3, Class 2A2, 0.43%, due 10/26/09	2,137,820	µ
1,549,708	Countrywide Asset-Backed Certificates Trust, Ser. 2006-5, Class 2A2, 0.43%, due 10/26/09	1,018,385	µ
2,855,478	Countrywide Asset-Backed Certificates Trust, Ser. 2006-6, Class 2A2, 0.43%, due 10/26/09	2,116,008	µ
2,992,557	DaimlerChrysler Auto Trust, Ser. 2008-B, Class A2B, 1.18%, due 10/8/09	2,997,232	µ
5,000,000	Discover Card Master Trust, Ser. 2008-A1, Class A1, 0.79%, due 10/15/09	5,000,620	µØØ
1,421,735	Impac Secured Assets Corp., Ser. 2006-3, Class A4, 0.34%, due 10/26/09	605,871	µ
566,389	Merrill Lynch Mortgage Investors Trust, Ser. 2006-MLN1, Class A2A, 0.32%, due 10/26/09	542,861	µ
737,582	Morgan Stanley Capital I, Inc., Mortgage Pass-Through Certificates, Ser. 2007-HE5, Class A2A, 0.36%, due 10/26/09	624,351	µ
2,776,216	Residential Asset Mortgage Products, Inc., Ser. 2006-RS1, Class AI2, 0.48%, due 10/26/09	1,560,912	µ
1,475,000	Securitized Asset Backed Receivables LLC Trust, Ser. 2006-WM4, Class A2C, 0.41%, due 10/26/09	543,338	µ
5,175,000	Soundview Home Equity Loan Trust, Ser. 2006-OPT3, Class 2A3, 0.42%, due 10/26/09	3,318,174	µØØ
3,128,453	Structured Asset Investment Loan Trust, Ser. 2006-3, Class A4, 0.34%, due 10/26/09	3,001,810	µØØ

Total Asset-Backed Securities (Cost $57,987,905)		43,830,668

NUMBER OF SHARES

Short-Term Investments (10.9%)
37,318,235	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $37,318,235)	37,318,235

Total Investments (103.0%) (Cost $395,546,253)		351,242,334	##
	Liabilities, less cash, receivables and other assets [(3.0%)]	(10,152,016)	¢¢

Total Net Assets (100.0%)		$341,090,318

See Notes to Schedule of Investments

SEPTEMBER 30, 2009

Schedule of Investments Small-Cap Growth Portfolio
(UNAUDITED)

NUMBER OF SHARES		VALUE($)†

Common Stocks (97.8%)

Aerospace & Defense (3.3%)
9,900	AAR Corp.	217,206	*
6,600	HEICO Corp.	286,176
		503,382
Air Freight & Logistics (0.9%)
10,000	UTI Worldwide	144,800

Biotechnology (4.7%)
4,100	Alexion Pharmaceuticals	182,614	*
10,900	Human Genome Sciences	205,138	*
8,100	Regeneron Pharmaceuticals	156,330	*
13,400	Seattle Genetics	188,002	*
		732,084
Building Products (1.2%)
2,700	Ameron International	188,946

Capital Markets (4.1%)
24,300	GFI Group	175,689
18,300	Janus Capital Group	259,494
6,900	Waddell & Reed Financial	196,305
		631,488
Chemicals (2.3%)
7,500	Nalco Holding	153,675
2,200	NewMarket Corp.	204,688
		358,363
Commercial Services & Supplies (2.6%)
9,200	Cornell Companies	206,448	*
10,400	Healthcare Services Group	190,944
		397,392
Containers & Packaging (1.1%)
3,600	Rock-Tenn	169,596

Diversified Consumer Services (2.6%)
3,100	Capella Education	208,754	*
8,600	Lincoln Educational Services	196,768	*
		405,522
Electrical Equipment (2.4%)
12,000	Harbin Electric	202,560	*
13,500	Polypore International	174,285	*
		376,845
Food & Staples Retailing (0.9%)
5,600	United Natural Foods	133,952	*

Health Care Equipment & Supplies (5.7%)
6,800	ICU Medical	250,648	*
4,200	Inverness Medical Innovations	162,666	*
4,600	NuVasive, Inc.	192,096	*
9,300	Sirona Dental Systems	276,675	*
		882,085
Health Care Providers & Services (8.8%)
5,700	Air Methods	185,649	*
4,700	Emergency Medical Services	218,550	*
4,500	HMS Holdings	172,035	*
6,700	IPC The Hospitalist	210,715	*

See Notes to Schedule of Investments

SEPTEMBER 30, 2009

Schedule of Investments Small-Cap Growth Portfolio cont’d
(UNAUDITED)

NUMBER OF SHARES		VALUE($)†
4,400	MEDNAX, Inc.	241,648	*
8,400	PSS World Medical	183,372	*
5,700	Psychiatric Solutions	152,532	*
		1,364,501
Health Care Technology (2.6%)
8,500	MedAssets Inc.	191,845	*
4,600	SXC Health Solutions	215,234	*
		407,079
Hotels, Restaurants & Leisure (6.6%)
42,700	Orient-Express Hotel	491,477
13,200	Royal Caribbean Cruises	317,856	*È
4,600	WMS Industries	204,976	*
		1,014,309
Household Durables (1.4%)

7,600	Jarden Corp.	213,332

Internet Software & Services (4.0%)
6,600	Constant Contact	127,050	*È
42,100	LivePerson, Inc.	212,184	*
5,600	VistaPrint NV	284,200	*È
		623,434
IT Services (2.1%)
22,400	RightNow Technologies	323,456	*

Machinery (2.3%)
11,100	SmartHeat, Inc.	131,757	*
23,600	The Manitowoc	223,492
		355,249
Marine (1.4%)
6,000	Kirby Corp.	220,920	*

Oil, Gas & Consumable Fuels (3.8%)
5,400	Arena Resources	191,700	*
10,700	Concho Resources	388,624	*
		580,324
Professional Services (2.9%)
7,100	ICF International	215,272	*
16,000	TrueBlue, Inc.	225,120	*
		440,392
Road & Rail (0.9%)
4,800	Old Dominion Freight Line	146,064	*

Semiconductors & Semiconductor Equipment (7.0%)
4,300	Hittite Microwave	158,154	*
4,200	Netlogic Microsystems	189,000	*
10,100	Semtech Corp.	171,801	*
4,000	Silicon Laboratories	185,440	*
6,300	Varian Semiconductor Equipment	206,892	*
7,000	Veeco Instruments	163,240	*
		1,074,527
Software (15.2%)
16,800	Informatica Corp.	379,344	*
6,600	Jack Henry & Associates	154,902
14,900	Nuance Communications	222,904	*
5,400	Perfect World	259,740	*

See Notes to Schedule of Investments

SEPTEMBER 30, 2009

Schedule of Investments Small-Cap Growth Portfolio cont’d
(UNAUDITED)

NUMBER OF SHARES	VALUE($)†
7,000	Rovi Corp.	235,200	*
6,400	Solera Holdings	199,104
14,300	SuccessFactors, Inc.	201,201	*
16,400	Taleo Corp. Class A	371,296	*
11,400	Ultimate Software Group	327,408	*
		2,351,099
Specialty Retail (2.4%)
10,800	hhgregg, Inc.	182,952	*
3,900	Tractor Supply	188,838	*
		371,790
Textiles, Apparel & Luxury Goods (4.6%)
6,200	Carter's, Inc.	165,540	*
5,900	Fuqi International	172,752	*È
7,900	Lululemon Athetica	179,725	*È
4,200	Warnaco Group	184,212	*
		702,229
Total Common Stocks (Cost $12,304,239)		15,113,160

Short-Term Investments (6.1%)
830,460	Neuberger Berman Securities Lending Quality Fund, LLC	838,765	‡
99,828	State Street Institutional Liquid Reserves Fund Institutional Class	99,828	ØØ

Total Short-Term Investments (Cost $938,593)		938,593

Total Investments (103.9%) (Cost $13,242,832)		16,051,753	##
Liabilities, less cash, receivables and other assets [(3.9%)]		(608,775)

Total Net Assets (100.0%)		$ 15,442,978

See Notes to Schedule of Investments

SEPTEMBER 30, 2009

Schedule of Investments Socially Responsive Portfolio
(UNAUDITED)

NUMBER OF SHARES		VALUE($)†
Common Stocks (96.1%)
Automobiles (1.8%)
26,570	Toyota Motor ADR	2,087,605
Biotechnology (3.4%)
70,770	Genzyme Corp.	4,014,782	*
Capital Markets (6.4%)
92,035	Bank of New York Mellon	2,668,095
253,429	Charles Schwab	4,853,165
		7,521,260
Chemicals (4.4%)
13,600	Novozymes A/S	1,279,917
47,195	Praxair, Inc.	3,855,359
		5,135,276
Commercial Services & Supplies (1.5%)
101,975	Herman Miller	1,724,397
Diversified Financial Services (1.5%)
18,360	IntercontinentalExchange Inc.	1,784,408	*
Electronic Equipment, Instruments & Components (8.4%)
114,525	Anixter International	4,593,598	*
190,375	National Instruments	5,260,061
		9,853,659
Energy Equipment & Services (2.2%)
91,800	Smith International	2,634,660
Industrial Conglomerates (4.0%)
63,665	3M Co.	4,698,477	È
Insurance (5.0%)
7,400	Markel Corp.	2,440,668	*
205,675	Progressive Corp.	3,410,092	*
		5,850,760
Internet Software & Services (3.6%)
234,600	Yahoo! Inc.	4,178,226	*
Life Science Tools & Services (2.1%)
35,425	Millipore Corp.	2,491,440	*
Machinery (5.0%)
86,515	Danaher Corp.	5,824,190
Media (14.6%)
285,347	Comcast Corp. Class A Special	4,588,380
177,425	Scripps Networks Interactive	6,555,854
12,759	Washington Post	5,972,232
		17,116,466
Multi-Utilities (2.5%)
300,234	National Grid	2,898,109
Oil, Gas & Consumable Fuels (10.4%)
234,882	BG Group PLC	4,080,348
71,350	Cimarex Energy	3,090,882
118,310	Newfield Exploration	5,035,273	*
		12,206,503
Pharmaceuticals (4.0%)
34,956	Novo Nordisk A/S ADR	2,200,480
39,269	Novo Nordisk A/S Class B	2,458,631
		4,659,111
Road & Rail (3.3%)
78,885	Canadian National Railway	3,864,576
Semiconductors & Semiconductor Equipment (6.9%)
287,605	Altera Corp.	5,898,779
91,300	Texas Instruments	2,162,897
		8,061,676
Software (5.1%)
208,475	Intuit Inc.	5,941,538	*
Total Common Stocks (Cost $116,156,582)		112,547,119
Short-Term Investments (4.0%)
4,709,406	Neuberger Berman Securities Lending Quality Fund, LLC (Cost $4,756,500)	4,756,500	‡
Principal Amount
Repurchase Agreements (3.3%)
$3,902,486	Repurchase Agreement with Fixed Income Clearing Corp., 0.01%, due 10/1/09, dated 9/30/09, Maturity Value $3,902,487, Collateralized by $4,000,000, Fannie Mae, 3.00%, due 1/13/14 (Collateral Value $4,020,000) (Cost $3,902,486)	3,902,486	#
Certificates of Deposit (0.2%)
100,000	Shorebank Chicago, 0.75%, due 12/10/09	100,000
100,000	Shorebank Pacific, 0.75%, due 11/02/09	100,000
Total Certificates of Deposit (Cost $200,000)		200,000	#
Total Investments (103.6%) (Cost $125,015,568)		121,406,105	##
Liabilities, less cash, receivables and other assets [(3.6%)]		(4,251,853)
Total Net Assets (100.0%)		$117,154,252

See Notes to Schedule of Investments

September 30, 2009 (UNAUDITED)

Notes to Schedule of Investments

†
The value of investments in equity securities by each fund, and financial futures contracts by Neuberger Berman Balanced Portfolio (“Balanced Portfolio”) and Neuberger Berman Short Duration Bond Portfolio (“Short Duration Bond Portfolio”), are determined by Neuberger Berman Management LLC (“Management”) primarily by obtaining valuations from an independent pricing service based on the latest sale price when that price is readily available. Securities traded primarily on the NASDAQ Stock Market are normally valued by the funds at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations. If a valuation is not available from an independent pricing service, each fund seeks to obtain quotations from principal market makers. The value of investments in debt securities are determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Management has developed a process to periodically review information provided by independent pricing services. For both debt and equity securities, if such quotations are not readily available, securities are valued using methods the Board of Trustees of Neuberger Berman Advisers Management Trust (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of the funds’ foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the funds could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, is expected to approximate market value.

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), formerly known as Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements, investments held by a fund are carried at “fair value” as defined by ASC 820. Fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the funds’ investments some of which are discussed above.

In addition, effective June 30, 2009, the funds adopted FASB Staff position (“FSP”) No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP No. 157-4”). FSP No. 157-4 emphasizes that the objective of fair value measurement described in ASC 820 remains unchanged and provides additional guidance for estimating fair value in accordance with ASC 820 when the volume and level of activity for the asset or liability have significantly decreased, as well as identifying circumstances that indicate that transactions are not orderly. FSP No. 157-4 identifies factors to be considered when determining whether or not a market is inactive and indicates that if a market is determined to be inactive and/or current market prices are reflective of “distressed sales” significant management judgment may be necessary to estimate fair value in accordance with ASC 820.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the funds’ investments as of September 30, 2009:

Asset Valuation Inputs Neuberger Berman	Level 1	Level 2	Level 3§	Total
Balanced Portfolio
Investments:
Common Stocks^	$8,490,940	$-	$-	$8,490,940
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	3,803,725	-	3,803,725
Mortgage-Backed Securities^	-	2,061,406	-	2,061,406
Corporate Debt Securities^	-	228,884	-	228,884
Asset-Backed Securities	-	371,105	-	371,105
Short-Term Investments	-	1,345,124	-	1,345,124
Total Investments	8,490,940	7,810,244	-	16,301,184
Growth Portfolio
Investments:
Common Stocks^	7,289,614	-	-	7,289,614
Short-Term Investments	-	258,972	-	258,972
Total Investments	7,289,614	258,972	-	7,548,586
Guardian Portfolio
Investments:
Common Stocks^	78,422,005	-	-	78,422,005
Short-Term Investments	-	3,033,315	-	3,033,315
Total Investments	78,422,005	3,033,315	-	81,455,320
International Portfolio
Investments:
Common Stocks^	306,352,208	-	-	306,352,208
Preferred Stocks^	7,340,140	-	-	7,340,140
Warrants^	14,865	-	-	14,865
Short-Term Investments	-	14,062,227	-	14,062,227
Total Investments	313,707,213	14,062,227	-	327,769,440
Mid-Cap Growth Portfolio
Investments:
Common Stocks^	272,222,486	-	-	272,222,486
Short-Term Investments	-	59,247,722	-	59,247,722
Total Investments	272,222,486	59,247,722	-	331,470,208
Partners Portfolio
Investments:
Common Stocks^	88,147,482	-	-	88,147,482
Short-Term Investments	-	3,903,947	-	3,903,947
Total Investments	88,147,482	3,903,947	-	92,051,429
Regency Portfolio
Investments:
Common Stocks^	146,340,875	-	-	146,340,875
Short-Term Investments	-	8,133,307	-	8,133,307
Total Investments	146,340,875	8,133,307	-	154,474,182
Small-Cap Growth Portfolio
Investments:
Common Stocks^	15,113,160	-	-	15,113,160
Short-Term Investments	-	938,593	-	938,593
Total Investments	15,113,160	938,593	-	16,051,753
Short Duration Bond Portfolio
Investments: U.S. Treasury Securities-Backed by the Full Faith

and Credit of the U.S. Government	-	63,753,791	-	63,753,791
Mortgage-Backed Securities^	-	145,493,843	-	145,493,843
Corporate Debt Securities^	-	60,845,797	-	60,845,797
Asset-Backed Securities	-	43,830,668	0	43,830,668
Short-Term Investments	-	37,318,235	-	37,318,235
Total Investments	-	351,242,334	0	351,242,334
Socially Responsive Portfolio
Investments:
Common Stocks^	112,547,119	-	-	112,547,119
Short-Term Investments	-	4,756,500	-	4,756,500
Repurchase Agreements	-	3,902,486	-	3,902,486
Certificates of Deposit	-	200,000	-	200,0000
Total Investments	112,547,119	8,858,986	-	121,406,105

^ The Schedule of Investments provides information on the industry or country categorization for the portfolio.

§ The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

Neuberger Berman	Beginning balance, as of 1/1/09	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Net transfers in and/or out of Level 3	Balance, as of 9/30/09	Net change in unrealized appreciation/ (depreciation) from investments still held as of 9/30/09

Investments in Securities:

Short Duration Bond Portfolio
Asset-Backed Securities	$5,107	$-	$(5,107)	$-	$-	$0	$(5,107)

Liability Valuation Inputs

The following is a summary, by category of Level, of inputs used to value the funds’ derivatives as of September 30, 2009:
Neuberger Berman	Level 1	Level 2	Level 3	Total
Balanced Portfolio
Financial Futures Contracts	$4,641	$-	$-	$4,641
Short Duration Bond Portfolio
Financial Futures Contracts	539,610	-	-	539,610

#	At cost, which approximates market value.
##	At September 30, 2009, selected fund information on a U.S. federal income tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Neuberger Berman Balanced Portfolio	$15,974,949	$1,850,306	$1,524,071	$326,235
Neuberger Berman Growth Portfolio	5,709,640	1,875,640	36,694	1,838,946
Neuberger Berman Guardian Portfolio	71,853,906	11,917,369	2,315,955	9,601,414
Neuberger Berman International Portfolio	288,656,994	43,581,609	4,469,163	39,112,446
Neuberger Berman Mid-Cap Growth Portfolio	272,514,115	61,395,267	2,439,174	58,956,093
Neuberger Berman Partners Portfolio	68,679,511	25,048,392	1,676,474	23,371,918
Neuberger Berman Regency Portfolio	130,591,904	28,654,687	4,772,409	23,882,278
Neuberger Berman Short Duration Bond Portfolio	396,473,462	2,406,347	47,637,475	(45,231,128)
Neuberger Berman Small-Cap Growth Portfolio	13,621,444	2,499,791	69,482	2,430,309
Neuberger Berman Socially Responsive Portfolio	125,595,058	7,386,732	11,575,685	(4,188,953)

*	Security did not produce income during the last twelve months.
È	All or a portion of this security is on loan.
‡	Managed by an affiliate of Management and could be deemed an affiliate of the fund and is segregated in connection with obligations for security lending.
ñ
Restricted security subject to restrictions on resale under federal securities laws.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid.  At September 30, 2009, these securities amounted to $160,280 and $8,720,561, or 1.0% and 2.6%, of net assets for Balanced Portfolio and Short Duration Bond Portfolio, respectively.

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of September 30, 2009.
¢¢	At September 30, 2009, open positions in financial futures contracts were as follows:
Balanced Portfolio:
	Expiration	Open Contracts	Position	Unrealized Appreciation
	December 2009	5 U.S. Treasury Notes, 2 Year	Long	$4,641

At September 30, 2009, Balanced Portfolio had deposited $58,356 in Fannie Mae Whole Loan, 10.42%, due 10/01/09, to cover margin requirements on open futures contracts.

Short Duration Bond Portfolio:
	Expiration	Open Contracts	Position	Unrealized Appreciation
	December 2009	515 U.S. Treasury Notes, 2 Year	Long	$539,610

At September 30, 2009, Short Duration Bond Portfolio had deposited $1,234,305 in Fannie Mae Whole Loan, 10.42%, due 10/01/09, to cover margin requirements on open futures contracts.
ØØ	All or a portion of this security is segregated in connection with obligations for financial futures contracts, when-issued purchase commitments and/or security lending.

For information on the funds’ significant accounting policies, please refer to the funds’ most recent shareholder reports.

REAL ESTATE PORTFOLIO

The fund was not operational and had no assets at the close of the reporting period.

INTERNATIONAL LARGE CAP PORTFOLIO

The fund was not operational and had no assets at the close of the reporting period.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Advisers Management Trust

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: December 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: December 1, 2009

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date: December 1, 2009